DERIVATIVE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of change in fair value of the derivative liabilities

The Company identified the conversion features embedded within its convertible debts as financial derivatives. The Company has determined that the embedded conversion option should be accounted for at fair value.

Description	Amount
Derivative liabilities - December 31, 2015	$—
Add fair value at the commitment date for convertible notes issued during the current year	270,331
Less derivatives due to conversion	(412,086)
Fair value mark to market adjustment for derivatives	141,756
Derivative liabilities - December 31, 2016	$—

Schedule of derivative liabilities based upon management assumptions

The fair value at the commitment and re-measurement dates for the Company’s derivative liabilities were based upon the following management assumptions during the current quarter:

Assumption	Commitment Date	Re-measurement Date
Expected dividends	—%	—%
Expected volatility	210%	219% - 286%
Expected term in years	0.08	0.03 - 0.07
Risk free interest rate	0.09%	0.12% - 0.27%